Camelot Event Driven Fund Average Annual Total Returns - Camelot Event Driven Fund	12 Months Ended											60 Months Ended	120 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2023	Dec. 31, 2023
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	2.24%	(3.38%)	3.51%	22.87%	18.84%	14.90%	1.70%	8.16%	13.80%	(8.57%)	2.12%	10.91%	6.96%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(5.75%)										9.72%	5.48%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(2.00%)										8.33%	4.88%
Class A Shares | HFRX Event Driven Index
Prospectus [Line Items]
Average Annual Return, Percent		0.47%										2.31%	0.44%
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		2.47%										12.50%	7.87%
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.08%)										11.28%	6.34%
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.46%										9.63%	5.61%
Institutional Class Shares | HFRX Event Driven Index
Prospectus [Line Items]
Average Annual Return, Percent		0.47%										2.31%	0.44%